Quarterly Holdings Report
for
Fidelity® Fundamental Large Cap Growth ETF
October 31, 2025
GOE-NPRT1-1225
1.9900249.104
Common Stocks - 99.1%
	Shares	Value ($)
BELGIUM - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
UCB SA	8,986	2,304,591
CANADA - 1.7%
Information Technology - 1.4%
Electronic Equipment, Instruments & Components - 0.5%
Celestica Inc (United States) (a)	8,099	2,789,943
IT Services - 0.9%
Shopify Inc Class A (a)	27,199	4,729,064
TOTAL INFORMATION TECHNOLOGY		7,519,007

Materials - 0.3%
Metals & Mining - 0.3%
Franco-Nevada Corp (United States)	9,014	1,682,283
TOTAL CANADA		9,201,290
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Tencent Holdings Ltd ADR	9,060	737,212
NETHERLANDS - 0.8%
Health Care - 0.6%
Biotechnology - 0.6%
Argenx SE ADR (a)	3,840	3,143,040
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
NXP Semiconductors NV	5,878	1,229,207
TOTAL NETHERLANDS		4,372,247
TAIWAN - 2.5%
Information Technology - 2.5%
Semiconductors & Semiconductor Equipment - 2.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	42,372	12,729,820
UNITED KINGDOM - 0.3%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Flutter Entertainment PLC (a)	6,547	1,522,767
UNITED STATES - 93.3%
Communication Services - 15.5%
Entertainment - 3.4%
Netflix Inc (a)	10,557	11,811,805
ROBLOX Corp Class A (a)	42,321	4,812,744
Roku Inc Class A (a)	14,397	1,527,954
		18,152,503
Interactive Media & Services - 12.1%
Alphabet Inc Class A	83,922	23,598,028
Alphabet Inc Class C	45,303	12,767,291
Meta Platforms Inc Class A	36,008	23,345,787
Reddit Inc Class A (a)	17,251	3,604,596
		63,315,702
TOTAL COMMUNICATION SERVICES		81,468,205

Consumer Discretionary - 12.0%
Automobiles - 1.1%
Tesla Inc (a)	12,671	5,785,072
Broadline Retail - 6.9%
Amazon.com Inc (a)	147,767	36,087,657
Hotels, Restaurants & Leisure - 0.8%
Brinker International Inc (a)	3,351	364,120
Starbucks Corp	35,029	2,832,795
Viking Holdings Ltd (a)	19,013	1,156,941
		4,353,856
Household Durables - 0.7%
DR Horton Inc	6,150	916,842
SharkNinja Inc (a)	20,875	1,784,813
Somnigroup International Inc	12,401	983,895
		3,685,550
Specialty Retail - 2.2%
Carvana Co Class A (a)	8,393	2,572,790
Lowe's Cos Inc	25,257	6,014,449
TJX Cos Inc/The	20,585	2,884,782
Wayfair Inc Class A (a)	1,821	188,492
		11,660,513
Textiles, Apparel & Luxury Goods - 0.3%
NIKE Inc Class B	27,913	1,802,900
TOTAL CONSUMER DISCRETIONARY		63,375,548

Consumer Staples - 1.0%
Beverages - 0.1%
Celsius Holdings Inc (a)	11,691	704,149
Consumer Staples Distribution & Retail - 0.5%
Target Corp	3,156	292,624
Walmart Inc	21,502	2,175,573
		2,468,197
Tobacco - 0.4%
Philip Morris International Inc	13,425	1,937,630
TOTAL CONSUMER STAPLES		5,109,976

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cheniere Energy Inc	2,980	631,760
Financials - 4.7%
Banks - 0.1%
Bank of America Corp	9,570	511,517
Capital Markets - 1.8%
Blue Owl Capital Inc Class A (b)	142,781	2,251,656
Coinbase Global Inc Class A (a)	3,675	1,263,392
Goldman Sachs Group Inc/The	454	358,374
Morgan Stanley	6,819	1,118,316
Robinhood Markets Inc Class A (a)	29,821	4,377,126
		9,368,864
Financial Services - 2.8%
Affirm Holdings Inc Class A (a)	17,875	1,284,854
Apollo Global Management Inc	27,961	3,475,832
Mastercard Inc Class A	18,350	10,129,017
		14,889,703
TOTAL FINANCIALS		24,770,084

Health Care - 5.6%
Biotechnology - 2.0%
Alnylam Pharmaceuticals Inc (a)	10,687	4,873,699
Gilead Sciences Inc	16,895	2,023,852
Ionis Pharmaceuticals Inc (a)	13,062	970,507
Moderna Inc (a)	17,859	485,050
Nuvalent Inc Class A (a)	5,230	519,444
Roivant Sciences Ltd (a)	88,715	1,773,413
		10,645,965
Health Care Equipment & Supplies - 1.9%
Boston Scientific Corp (a)	81,731	8,231,946
Insulet Corp (a)	6,554	2,051,468
		10,283,414
Health Care Technology - 0.4%
Veeva Systems Inc Class A (a)	6,829	1,988,605
Pharmaceuticals - 1.3%
Eli Lilly & Co	7,851	6,774,314
TOTAL HEALTH CARE		29,692,298

Industrials - 6.1%
Aerospace & Defense - 2.1%
Axon Enterprise Inc (a)	5,772	4,226,432
Boeing Co (a)	8,065	1,621,225
Howmet Aerospace Inc	23,610	4,862,480
		10,710,137
Building Products - 0.5%
Builders FirstSource Inc (a)	24,902	2,892,865
Construction & Engineering - 1.1%
Comfort Systems USA Inc	2,525	2,438,090
EMCOR Group Inc	3,031	2,048,289
Sterling Infrastructure Inc (a)	2,881	1,088,730
		5,575,109
Electrical Equipment - 0.8%
GE Vernova Inc	7,249	4,241,680
Ground Transportation - 0.7%
Uber Technologies Inc (a)	37,815	3,649,148
Passenger Airlines - 0.6%
Delta Air Lines 1991 Series J Pass Through Trust	30,151	1,730,064
United Airlines Holdings Inc (a)	17,199	1,617,394
		3,347,458
Trading Companies & Distributors - 0.3%
FTAI Aviation Ltd	10,690	1,848,301
TOTAL INDUSTRIALS		32,264,698

Information Technology - 46.0%
Communications Equipment - 0.3%
Lumentum Holdings Inc (a)	7,394	1,490,334
Electronic Equipment, Instruments & Components - 2.2%
Amphenol Corp Class A	33,523	4,671,095
Coherent Corp (a)	25,429	3,355,610
Flex Ltd (a)	57,028	3,565,391
		11,592,096
IT Services - 0.3%
CoreWeave Inc Class A (a)	13,305	1,779,012
Semiconductors & Semiconductor Equipment - 21.8%
Astera Labs Inc (a)	11,326	2,114,337
Broadcom Inc	52,331	19,343,108
Marvell Technology Inc	65,139	6,106,130
NVIDIA Corp	430,627	87,197,661
		114,761,236
Software - 12.7%
AppLovin Corp Class A (a)	11,662	7,432,542
Cadence Design Systems Inc (a)	7,044	2,385,732
Circle Internet Group Inc Class A (b)	11,112	1,411,002
Datadog Inc Class A (a)	1,679	273,358
Fair Isaac Corp (a)	203	336,885
Microsoft Corp	94,348	48,854,338
Nutanix Inc Class A (a)	12,308	876,822
Oracle Corp	21,344	5,605,148
		67,175,827
Technology Hardware, Storage & Peripherals - 8.7%
Apple Inc	169,449	45,813,926
Sandisk Corp/DE	1,323	263,714
		46,077,640
TOTAL INFORMATION TECHNOLOGY		242,876,145

Materials - 0.7%
Chemicals - 0.1%
Corteva Inc	12,304	755,957
Construction Materials - 0.6%
Vulcan Materials Co	9,919	2,871,551
TOTAL MATERIALS		3,627,508

Real Estate - 0.9%
Health Care REITs - 0.7%
Welltower Inc	20,348	3,683,802
Real Estate Management & Development - 0.2%
Zillow Group Inc Class C (a)	16,048	1,203,279
TOTAL REAL ESTATE		4,887,081

Utilities - 0.7%
Electric Utilities - 0.4%
NRG Energy Inc	13,183	2,265,630
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp	8,879	1,671,916
TOTAL UTILITIES		3,937,546

TOTAL UNITED STATES		492,640,849
TOTAL COMMON STOCKS (Cost $322,218,905)		523,508,776

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.18	4,888,548	4,889,525
Fidelity Securities Lending Cash Central Fund (d)(e)	4.18	3,696,255	3,696,625
TOTAL MONEY MARKET FUNDS (Cost $8,586,150)			8,586,150

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $330,805,055)	532,094,926
NET OTHER ASSETS (LIABILITIES) - (0.7)% (c)	(3,460,173)
NET ASSETS - 100.0%	528,634,753

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	14	12/19/2025	4,811,800	54,560	54,560

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Includes $298,173 of cash collateral to cover margin requirements for futures contracts.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,683,257	9,662,668	7,456,355	31,392	(45)	-	4,889,525	4,888,548	0.0%
Fidelity Securities Lending Cash Central Fund	3,255,600	5,179,110	4,738,085	79,089	-	-	3,696,625	3,696,255	0.0%
Total	5,938,857	14,841,778	12,194,440	110,481	(45)	-	8,586,150

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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